8. STOCK OPTIONS AND WARRANTS: Schedule of weighted average assumptions used to estimate the fair value of finder's warrants (Tables)	12 Months Ended
Sep. 30, 2020
Tables/Schedules
Schedule of weighted average assumptions used to estimate the fair value of finder's warrants

The weighted average assumptions used to estimate the fair value of finder’s warrants for the years ended September 30, 2020, 2019 and 2018 were as follows:

	2020	2019	2018
Risk-free interest rate	1.58%	1.92%	1.03%
Expected life	1 year	1 year	2 years
Expected volatility	110.77%	95.54%	88.91%
Expected dividend yield	nil	nil	nil